Leases - Summary of Quantitative Information About Right of Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 580	$ 0
Additions	13,612	782
Depreciation	(8,195)	(202)
Recognized in Leagold Acquisition	10,386
Ending balance	16,383	580
Computer and office equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	541	229
Additions	56	537
Depreciation	(329)	(225)
Recognized in Leagold Acquisition	318
Ending balance	$ 586	$ 541